Gain on recognition of financial asset (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jan. 31, 2021
Disclosure of financial assets [line items]
Gain on recognition of financial asset | €	€ 621,000
Phoenicis Therapeutics Inc.
Disclosure of financial assets [line items]
Proportion of ownership interest			3.90%
Changes in fair value of investment | $		$ 0